Goodwill, Intangible Assets and In-Process Revenue Contracts - Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 124,993	$ 124,993
Accumulated Amortization	(109,466)	(103,349)
Net Carrying Amount	15,527	21,644
Shuttle tanker segment [Member] | Customer contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	124,250	124,250
Accumulated Amortization	(109,153)	(103,116)
Net Carrying Amount	15,097	21,134
FPSO Segment [Member] | Customer contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	353	353
Accumulated Amortization	(313)	(233)
Net Carrying Amount	40	120
FPSO Segment [Member] | Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	390	390
Net Carrying Amount	$ 390	$ 390